SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business combination under common control (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2014	Jun. 30, 2019
Business combinations
Installments payable			$ 122,950
Bioceres SA | Semya S.A.
Business combinations
Percentage of voting equity interests acquired	50.00%		50.00%
Percentage of royalty to be accrued as payment	50.00%		50.00%
Installments payable	$ 670,000
Bioceres SA | Semya S.A.
Business combinations
Ownership interest (as a percent)		50.00%
Rizobacter Argentina | Semya S.A.
Business combinations
Ownership interest (as a percent)		50.00%